Property and equipment	12 Months Ended
Dec. 31, 2017
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Property and equipment
10.	Property and equipment

	Processing servers and engineering equipment	Computers and office equipment	Other equipment	Construction in progress (CIP) and Advances for equipment	Total
Cost
Balance as of December 31, 2015	498	71	92	15	676
Transfer between groups	11	—	—	(11)	—
Additions	215	19	76	78	388
Disposals	(27)	2	(6)	—	(31)
Foreign currency translation	(2)	(1)	—	(1)	(4)

Balance as of December 31, 2016	695	91	162	81	1,029

Transfer between groups	77	1	—	(78)	—
Additions	196	45	16	108	365
Disposals	(146)	(7)	(4)	—	(157)

Balance as of December 31, 2017	822	130	174	111	1,237

Accumulated depreciation and impairment:

Balance as of December 31, 2015	(234)	(42)	(34)	—	(310)
Depreciation charge	(113)	(17)	(19)	—	(149)
Disposals	20	(3)	6	—	23
Foreign currency translation	(1)	1	—	—	—

Balance as of December 31, 2016	(328)	(61)	(47)	—	(436)

Depreciation charge	(150)	(21)	(35)	—	(206)
Disposals	122	6	1	—	129

Balance as of December 31, 2017	(356)	(76)	(81)	—	(513)

Net book value
As of December 31, 2015	264	29	58	15	366

As of December 31, 2016	367	30	115	81	593

As of December 31, 2017	466	54	93	111	724

As of December 31, 2017, the gross book value of fully depreciated assets is equal to 184 (2016 – 141).

In August 2017, the Group has executed a series of transactions to acquire the trade marks, computer software and hardware of Tochka and Rocketbank from Otkritie Bank (see Notes 11, 14 and 24).

In 2017 the Group purchased the property plant and equipment in the amount of 104 from Otkritie bank.